Share Purchase Warrants (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Purchase Warrants
Revised exercise price of warrants	$ 0.03	$ 0.000245
Revised numbers of warrants	2,222,222
Maturity date of warrants	Dec. 02, 2024
Increase in value of warrants due to triggering events		$ 370,726	$ 0